Finance Income (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Finance Income [Abstract]
Summary of Finance Income

Finance income are as follows:

	For the years ended December 31,
	2023	2022	2021
	(EUR thousand)
Interest income from banks deposits	792	648	538
Income from financial discounts	18	8	18
Interest income on loans to associates	—	—	10
Other financial income	180	96	57
Gain from the sale of an associate	—	—	12,258
Foreign currency exchange rate gains	13,487	19,995	7,588
Derivatives revaluation	5,703	3,551	950
Other fair value adjustments	70	752	290
Total finance income	20,250	25,050	21,709